STATEMENT OF CASH FLOWS - Cik 0001821171_qell acquisition corp Member	5 Months Ended
Dec. 31, 2020 USD ($)
Cash Flows from Operating Activities:
Profit (loss)	$ (34,996,542)
Adjustments to reconcile net loss to net cash used in operating activities:
Income earned on investments in Trust Account	(79,492)
General and administrative expenses paid by Sponsor under note payable	48,243
Change in fair value of derivative warrant liabilities	61,495,200
Offering costs - derivative warrant liabilities	998,727
Changes in operating assets and liabilities:
Prepaid expenses	(490,078)
Accounts payable	133,528
Accrued expenses	10,000
Net cash used in operating activities	27,119,586
Cash Flows from Investing Activities:
Cash deposited in Trust Account	(379,500,000)
Net cash used in investing activities	(379,500,000)
Cash Flows from Financing Activities:
Proceeds received from initial public offering, gross	361,663,500
Repayment of note payable to related party	(195,192)
Proceeds received from sale of private placement warrants	635,400
Offering costs paid net of reimbursements	(7,699,471)
Net cash provided by financing activities	354,404,237
Net decrease in cash	2,023,823
Cash - beginning of the period:
Cash - end of the period	2,023,823
Supplemental disclosure of non-cash investing and financing activities:
Expenses paid by Sponsor in exchange for issuance of Class B ordinary shares	25,000
Offering costs included in accrued expenses	70,000
Offering costs funded with note payable - related party	(146,949)
Deferred underwriting commissions payable	13,282,500
Initial value of Class A ordinary shares subject to possible redemption	336,062,230
Change in value of Class A ordinary shares subject to possible redemption	(33,935,070)
Derivative warrant liabilities in connection with initial public offering and private placement	$ 27,791,100